OTHER RECEIVABLES (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER RECEIVABLES
Rental deposit	$ 10,682	$ 230,620	$ 0
Property management fee deposit	34,153	34,290
Prepaid trademark and system set up fee	0	3,318
Others	6,358	2,453	0
Other receivable	$ 51,193	$ 270,681	$ 0